Patent Costs (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Legal fees			$ 651,463		$ 515,402	$ 321,308
Accumulated amortization	$ 5,571		$ 5,571		$ 3,182	$ 0
Estimated useful lives	5 years		5 years		5 years
Amortization expenses	$ 802	$ 802	$ 2,389	$ 2,380	$ 3,182
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	14 years		14 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years		15 years